Commitments And Contingencies - Schedule of Operating Lease Commitments (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Commitments And Contingencies Disclosure [Abstract]
Total	¥ 23,254
Less Than 1 Year	4,563
1 - 3 Years	11,892
3 - 5 Years	¥ 6,799